LEASES (Schedule of rental expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
LEASES [Abstract]
Minimum rental expense	$ 1,726,481	$ 1,732,220	$ 1,726,817
Contingent rental expense	777,637	732,220	736,406
Operating leases rent expense minimum and contingent rentals	2,504,118	2,464,440	2,463,223
Sublease rental income	6,566,297	5,985,195	6,161,173
Excess of sublease income over expense	$ 4,062,179	$ 3,520,755	$ 3,697,950